Shareholders' Equity (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended		3 Months Ended								11 Months Ended		12 Months Ended		1 Months Ended		11 Months Ended	12 Months Ended				11 Months Ended	12 Months Ended		11 Months Ended	12 Months Ended		11 Months Ended		12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Feb. 02, 2013	Nov. 03, 2012	Aug. 04, 2012	May 05, 2012	Mar. 03, 2012	Nov. 26, 2011	Aug. 27, 2011	May 28, 2011	Feb. 02, 2013	Jan. 28, 2012	Mar. 03, 2012	Feb. 26, 2011	Jun. 30, 2011 Scenario, Previously Reported [Member]	Jun. 30, 2007 Scenario, Previously Reported [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] In-the-money [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Out-of-the-money [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] June 2011 share repurchase program [Member}	Mar. 03, 2012 Scenario, Previously Reported [Member] June 2011 share repurchase program [Member}	Feb. 26, 2011 Scenario, Previously Reported [Member] June 2011 share repurchase program [Member}	Feb. 02, 2013 Scenario, Previously Reported [Member] June 2007 share repurchase program [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] June 2007 share repurchase program [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] June 2007 share repurchase program [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Market-based [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Employee Stock [Member]	Mar. 03, 2012 Scenario, Previously Reported [Member] Employee Stock [Member]	Feb. 26, 2011 Scenario, Previously Reported [Member] Employee Stock [Member]	Feb. 02, 2013 Scenario, Previously Reported [Member] Performance-based [Member]
Outstanding Options to Purchase Common Stock [Line Items]
Unrecognized compensation (in dollars)																												$ 12				$ 0
Issuance of common stock under employee stock purchase plan (in shares)																													1,000,000	1,000,000	1,000,000
Net cash proceeds from the exercise of stock options (in dollars)																	1	27	134
Weighted-average grant-date fair value of stock options granted (in dollars per share)																	$ 5.11	$ 7.94	$ 11.97
Exercisable stock options (in shares)																	22,600,000			100,000	22,500,000
Percentage of exercisable stock options (as a percent)																	100.00%			0.00%	100.00%
Exercisable stock options, weighted-average price (in dollars per share)																	$ 39.98			$ 18.02	$ 40.15
Unexercisable stock options (in shares)																	7,400,000			2,000,000	5,400,000
Percentage of unexercisable stock options (as a percent)																	100.00%			27.00%	73.00%
Unexercisable stock options, weighted-average price (in dollars per share)																	$ 27.55			$ 15.78	$ 31.55
Total outstanding stock options (in shares)																	30,000,000	35,801,000		2,100,000	27,900,000
Percentage of outstanding stock options (as a percent)																	100.00%			7.00%	93.00%
Outstanding stock options, weighted-average price (in dollars per share)																	$ 36.93	$ 38.08		$ 15.97	$ 38.46
Amounting remaining for additional share repurchases																						3,989
Numerator [Abstract]
Net earnings (loss) from continuing operations	(13)	0	(460)	(9)	31	169	806	230	228	160	(466)	1,217	1,424	1,465
Net earnings from continuing operations attributable to noncontrolling interests											(2)	(3)	(3)	(2)
Net earnings (loss) from continuing operations attributable to Best Buy Co., Inc. shareholders, basic											(468)		1,421	1,463
Adjustment for assumed dilution:
Interest on convertible debentures due in 2022, net of tax											0		5	6
Net earnings (loss) from continuing operations attributable to Best Buy Co., Inc. shareholders, diluted											(468)		1,426	1,469
Denominator [Abstract]
Weighted-average common shares outstanding (in shares)											338,600,000	372,500,000	366,300,000	406,100,000
Effect of Potentially Dilutive Securities [Abstract]
Shares from assumed conversion of convertible debentures (in shares)											0		7,600,000	8,800,000
Stock options and other (in shares)											0		600,000	1,600,000
Weighted-average common shares outstanding, assuming dilution (in shares)											338,600,000	382,000,000	374,500,000	416,500,000
Net earnings (loss) per share from continuing operations attributable to Best Buy Co., Inc. shareholders
Basic (in dollars per share)											$ (1.38)	$ 3.26	$ 3.88	$ 3.60
Diluted (in dollars per share)			$ (1.36)	$ (0.03)	$ 0.09	$ 0.49	$ 2.29	$ 0.63	$ 0.60	$ 0.40	$ (1.38)	$ 3.19	$ 3.81	$ 3.53
Share repurchases authorized (in shares)															5,000	5,500
Open Market Repurchases [Abstract]
Total number of shares repurchased																						6,300,000	34,500,000	0	0	20,100,000	32,600,000
Total cost of shares repurchased																						122	889	0	0	611	1,193
Comprehensive income (loss) attributable to Best Buy Co., Inc. shareholders																	(430)	(1,314)	1,410
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Foreign currency translation																	113	93
Unrealized gains (losses) on available-for-sale investments																	(1)	(3)
Total																	112	90
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value																	0	6	52
Actual income tax benefit realized from stock option exercises (in dollars)																		$ 2	$ 19
Weighted-average fair value of shares purchased (in dollars per share)																													$ 5.44	$ 6.76	$ 9.54
Weighted-average period over which compensation expense is expected to be recognized (in years)																												2 years 8 months 4 days